COMMITMENTS AND CONTINGENT LIABILITIES - Narrative (Details) - USD ($)		6 Months Ended	12 Months Ended
	Dec. 16, 2022	Jun. 30, 2025	Dec. 31, 2024
Other Commitments [Line Items]
Long-term guarantees issued by bank		$ 1,998,000
OSR Group
Other Commitments [Line Items]
Loss contingency		0	$ 0
OSR Group | Monetary Damages
Other Commitments [Line Items]
Damages sought	$ 2,600,000,000
OSR Group | Exemplary Damages
Other Commitments [Line Items]
Damages sought	$ 5,200,000,000
Royalty | IIA
Other Commitments [Line Items]
Remaining contingent obligation of royalties		741,000
Royalty | BIRD
Other Commitments [Line Items]
Remaining contingent obligation of royalties		$ 433,000